Non-Current Liabilities (Details) - Schedule of composition of other long-term liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Of Other Long Term Liabilities Abstract
Effective interest rate	11.50%	11.50%
Balance	$ 1,289	$ 961
Balance less current maturities	$ 887	$ 767